Note 6 - Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Sep-20	Mar-20	Mar-20	Mar-20
Exercise Price (A$)	0.30	0.20	0.25	0.30
Share Price at Grant Date (A$)	0.32	0.13	0.13	0.13
Volatility	62%	61%	61%	61%
Expected Life (years)	4.6	4.0	5.0	5.0
Risk-Free Interest rate	0.45%	0.44%	0.50%	0.50%
Fair Value of Option (A$)	0.11	0.03	0.03	0.02

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of shares	Weighted average exercise price A$
Balance at December 31, 2019	1,911,450	0.46
Granted	7,594,000	0.25
Exercised	(40,000)	0.00
Lapsed	(67,000)	0.54
Balance at December 31, 2020	9,398,450	0.29

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding
Exercise price A$	Shares	Weighted average remaining life in years	Options exercisable shares
0.23	75,000	1	75,000
0.00	40,000	1	40,000
0.45	100,000	2	100,000
0.50	1,165,500	2	1,165,500
0.33	96,500	3	96,500
0.50	327,450	3	327,450
0.20	2,364,666	3	2,364,666
0.25	2,364,667	4	2,364,667
0.30	2,364,667	4	2,364,667
0.30	500,000	4	0
	9,398,450		8,898,450

Schedule of Activity for Options Exercised [Table Text Block]
Period ending	Number of options exercised and corresponding number of shares issued	Weighted average exercise price A$	Proceeds received A$
2019	328,334	0.01	3,283
2020	40,000	0.00	0

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average issue price A$
Balance at December 31, 2019	120,814	0.24
Release of restricted shares	(29,162)	0.24
Balance at December 31, 2020	91,652	0.24